Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios

To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios (amounts in thousands):

					Minimum Capital
			Minimum Capital		Requirement to be
			Requirement to be		Adequately
	Actual		Well Capitalized		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2016
Citizens Holding Company
Tier 1 leverage ratio	$92,629	9.22%	$50,258	5.00%	$40,207	4.00%
Common Equity tier 1 capital ratio	92,629	9.22%	65,336	6.50%	45,232	4.50%
Tier 1 risk-based capital ratio	92,629	17.92%	41,354	8.00%	31,016	6.00%
Total risk-based capital ratio	96,532	18.67%	51,693	10.00%	41,354	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$90,566	9.02%	$50,229	5.00%	$40,183	4.00%
Common Equity tier 1 capital ratio	90,566	9.02%	65,298	6.50%	45,206	4.50%
Tier 1 risk-based capital ratio	90,566	17.53%	41,329	8.00%	30,997	6.00%
Total risk-based capital ratio	94,469	18.29%	51,661	10.00%	41,329	8.00%

December 31, 2015
Citizens Holding Company
Tier 1 leverage ratio	$90,392	9.26%	$48,822	5.00%	$39,058	4.00%
Common Equity tier 1 capital ratio	90,392	9.26%	63,469	6.50%	43,940	4.50%
Tier 1 risk-based capital ratio	90,392	16.37%	44,175	8.00%	33,131	6.00%
Total risk-based capital ratio	96,866	17.54%	55,219	10.00%	44,175	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$87,721	8.99%	$48,800	5.00%	$39,040	4.00%
Common Equity tier 1 capital ratio	87,721	8.99%	63,440	6.50%	43,920	4.50%
Tier 1 risk-based capital ratio	87,721	15.89%	44,150	8.00%	33,113	6.00%
Total risk-based capital ratio	94,194	17.07%	55,188	10.00%	44,150	8.00%